Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Deposits and Weighted Average Interest Rates [Table Text Block]
			2016			2015
(Dollars in thousands)			Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking			0.00%	$158,024	26.7%	0.00%	$151,737	27.1%
NOW accounts			0.07	92,670	15.6	0.04	82,425	14.7
Savings accounts			0.08	74,238	12.5	0.09	66,421	11.9
Money market accounts			0.25	165,179	27.9	0.22	159,959	28.6
				490,111	82.7		460,542	82.3
Certificates by rate:
0	-	0.99%		79,628	13.4		85,391	15.3
1		1.99%		22,958	3.9		12,611	2.3
2	-	2.99%		0	0.0		733	0.1
3	-	3.99%		114	0.0		110	0.0
Total certificates			0.61	102,700	17.3	0.53	98,845	17.7
Total deposits			0.20	$592,811	100.0%	0.17	$559,387	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]

			2016		2015
(Dollars in thousands)			Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1	-	6 months	$32,418	0.36%	$36,040	0.44%
7	-	12 months	25,424	0.45	26,019	0.37
13	-	36 months	36,111	0.81	28,706	0.65
Over 36 months			8,747	1.18	8,080	1.05
			$102,700	0.61	$98,845	0.53

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
Dollars in thousands)	2016	2015	2014
NOW accounts	$50	17	14
Savings accounts	62	42	32
Money market accounts	366	347	414
Certificates	524	528	751
	$1,002	934	1,211